Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Summary of weighted - average assumptions used in the black - scholes model
The weighted-average assumptions used in the Black-Scholes model for the 2022 grants were as follows:

Expected term	1.8 years
Dividend yield	0.0%
Risk-free interest rate	2.7%
Expected volatility	36.0%

Summary of restricted equity unit award activity
Restricted equity unit award activity was as follows:

	Incentive Units	Promote Units	Special Promote Units
Balance as of January 1, 2022	9,650	5,000	1,000
Granted	850	—	—

Balance as of December 31, 2022	10,500	5,000	1,000
Granted	—	—	—

Balance as of December 31, 2023	10,500	5,000	1,000